Average Annual Total Returns - Invesco VI Comstock Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Large-Cap Value Funds Index 1 Year	Lipper VUF Large-Cap Value Funds Index 5 Years	Lipper VUF Large-Cap Value Funds Index 10 Years
Total	Apr. 30, 1999	(0.85%)	8.57%	9.46%	Sep. 18, 2000	(1.09%)	8.30%	9.18%	2.80%	9.74%	10.50%	18.40%	15.22%	13.88%	1.69%	9.17%	9.67%